INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES

10. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Raw materials	638,652,057	530,073,129
Work-in-progress	324,604,192	591,775,978
Finished goods	927,891,802	2,081,475,935
Total	1,891,148,051	3,203,325,042

Write-down of the carrying amount of inventory to its estimated market value was RMB163,728,489, RMB75,935,281 and RMB98,791,960 for the years ended December 31, 2013, 2014 and 2015, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventory write downs were mainly related to the inventories whose market value is lower than its carrying amount due to lower photoelectric conversion efficiencies.

As of December 31, 2015, inventories with net book value of RMB475,722,102 were pledged as collateral for the Group's borrowings (Note 20).